Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED MARCH 17, 2017
TO PROSPECTUS DATED OCTOBER 31, 2016

Effective March 17, 2017, the prospectus is amended as follows:

In the “Performance” section of the Global Opportunities Fund on page 4, the “Average Annual Total Returns as of 12/31/15” sub-section is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception Date	One Year	Five Years	Since Inception
Global Opportunities Fund Return Before Taxes - Retail Class	01/31/06	-7.21%	4.76%	2.90%
Global Opportunities Fund Return After Taxes on Distributions - Retail Class		-7.74%	3.19%	1.89%
Global Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares - Retail Class		-3.81%	3.41%	2.05%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		1.38%	12.57%	7.09%
MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes)[2]		2.92%	6.15%	4.31%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)[1]		-5.09%	5.79%	4.66%

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 15% MSCI EAFE Index, 15% MSCI Emerging Markets Index, 10% Russell 2000, 7.5% Dow Jones US Select REIT Index, and 7.5% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.

[1]
Since January 1, 2016, the Blended Index is comprised of 34% MSCI EAFE Index, 22% S&P 500, 12% S&P MidCap 400, 11% MSCI Emerging Markets Index, 7% Russell 2000, 7% Dow Jones US Select REIT Index, and 7% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.

[2]
Since January 1, 2016, the MSCI ACWI Index represents and captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries and provides a better representation of the average composition of the Fund.

In the “Fees and Expenses of the Fund” section of the Aggressive Growth Fund on page 5, the “Annual Fund Operating Expenses” sub-section is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Adviser Class	Institutional Class
Management Fees	0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.58%	0.63%	0.48%
Acquired Fund Fees and Expenses[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.68%	1.48%	1.33%

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

In the “Fees and Expenses of the Fund” section of the Balanced Fund on page 20, the “Annual Fund Operating Expenses” sub-section is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Adviser Class	Institutional Class
Management Fees	0.73%	0.73%	0.73%
Distribution/Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.50%	0.55%	0.40%
Acquired Fund Fees and Expenses[1]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.73%	1.53%	1.38%

[1]
Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds (“underlying funds”). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

In the “Fees and Expenses of the Fund” section of the Muirfield Fund on page 24, the “Annual Fund Operating Expenses” sub-section is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Retail Class	Adviser Class	Institutional Class
Management Fees	0.68%	0.68%	0.68%
Distribution/Service (12b-1) Fees	0.20%	None	None
Other Expenses	0.49%	0.54%	0.39%
Acquired Fund Fees and Expenses[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.45%	1.30%	1.15%

[1]
Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds (“underlying funds”). These fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

In the “Performance” section of the Total Return Bond Fund, the “Average Annual Total Returns as of 12/31/15” sub-section on page 35 is deleted in its entirety and replaced with the following:

Average Annual Total Returns as of 12/31/15

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception Date	One Year	Since Inception
Total Return Bond Fund Return Before Taxes – Retail Class	06/30/2011	-2.51%	1.61%
Total Return Bond Fund Return After Taxes on Distributions - Retail Class		-3.54%	0.18%
Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares - Retail Class		-1.50%	0.59%
Barclays Capital Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)		0.55%	2.99%

The Barclays Capital Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, government-related, corporate, and securitized sectors. It includes securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Investors Should Retain this Supplement for Future Reference